Pro Forma Consolidated Statements of Comprehensive Income (Detail) (Qunar) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Business Acquisition, Pro Forma Information [Line Items]
Revenue	$ 2,346,165	14,766,530	8,039,726
Net income attributable to Baidu, Inc.	$ 1,039,721	6,543,899	3,466,089